Statements of Operations (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Revenue	$ 1,750	$ 1,750
Consulting and contract services	10,500	10,500
General and administrative	17,747	13,432
Foreign Exchange	4,707	1,272
Interest	3,057	1,891
Professional Fees	4,500	6,051
Marketing	174	174
Total expense	40,685	33,320
Loss from operations	(38,935)	(31,570)
Preferred stock dividends	(153,965)	(141,664)
Net and comprehensive Income (loss)	(192,900)	(173,234)
Gain (loss) to common shareholders	$ (192,900)	$ (173,234)
Weighted average shares outstanding	87,467,288	87,467,288
Net loss per share	(0.0022)	(0.0020)